Balance Sheets (USD $)	Sep. 30, 2011	Dec. 31, 2010	Dec. 31, 2009
Assets
Cash and cash equivalents	$ 8,551,433	$ 5,319,776	$ 331,353
Short-term Investments			1,075,903
Other assets	245,767	24,033	21,903
Total current assets	8,797,200	5,343,809	1,429,159
Property and equipment, net	63,763	12,367	5,428
Deferred financing costs			30,282
Other assets	27,825	8,974	7,847
Total assets	8,888,788	5,365,150	1,472,716
Liability and Shareholders' Equity (Deficit)
Accounts payable	248,701	171,065	225,601
Accrued liabilities	605,941	276,384	150,120
Total current liabilities	854,642	447,449	375,721
Warrant liabilities	3,541,078	2,581,871
Commitments and contingencies (note 5)
Shareholders' equity:
Preferred stock
Common stock	2,859	2,221	1,487
Additional paid in capital	31,665,181	25,341,679	15,859,322
Promissory note	0	(54,282)	(52,668)
Deficit accumulated during the development stage	(27,174,972)	(22,953,788)	(14,711,146)
Total shareholders' equity	4,493,068	2,335,830	1,096,995
Total liabilities and shareholders' equity	$ 8,888,788	$ 5,365,150	$ 1,472,716